Note 7 - Other Equity (Details Textual)		3 Months Ended		6 Months Ended
	Mar. 28, 2017	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				2,084,000	728,000
Number of shares reserved for issue under options and contracts for sale of shares | shares		6,021,923		6,021,923
First set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting percentage, year one				50.00%
Share-based payment arrangements, option vesting percentage, year two				16.67%
Share-based payment arrangements, option vesting percentage, year three				16.67%
Share-based payment arrangements, option vesting percentage, year four				16.67%
Second set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting percentage, year one				50.00%
Share-based payment arrangements, option vesting percentage, year two				25.00%
Number of share options granted in share-based payment arrangement				116,000
Share-based payment arrangements, option vesting percentage, year three				25.00%
Third set of stock options issued in a share-based payment arrangement, vesting immediately [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				850,000
Stock options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees		$ 515,000	$ 286,000	$ 2,743	$ 339,000
Restricted share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees		$ 0	$ 163,000	$ 0	$ 171,000
Number of other equity instruments granted in share-based payment arrangement	150,000				150,000